Business combinations	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business combinations

7. Business combinations

Summary of acquisitions during the year ended March 31, 2024:

During the year ended March 31, 2024, the Company completed a business combination by acquiring a 60% equity interest in Aggne Global Inc. and Aggne Global IT Services Private Limited (“Aggne”), a leading consulting and managed services company serving the insurance and insurtech industries. Aggne is a leading alliance partner of Duck Creek, which is a market-leading platform for property and casualty insurance. The acquisition was consummated on February 13, 2024, for total cash consideration of ₹ 5,525.

The following table presents the purchase price allocation:

Net assets	₹	194
Fair value of property, plant and equipment		374
Fair value of right-of-use assets		33
Fair value of customer-related intangibles		556
Fair value of marketing-related intangibles		390
Deferred tax liabilities on intangible assets		(367)
Total identifiable assets	₹	1,180
Goodwill		4,817
Share of non-controlling interests		(472)
Total purchase price	₹	5,525

Net Assets include:
Cash and cash equivalents		153
Fair value of acquired trade receivables included in net assets		113
Gross contractual amount of acquired trade receivables		113
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs		31

The goodwill of ₹ 4,817 comprises value of acquired workforce and expected synergies arising from the business combination. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes.

The interest of non-controlling shareholders is measured at the non-controlling interest’s proportionate share of the fair value of the identifiable net assets of Aggne.

The Company has issued put options to non-controlling interests in Aggne in accordance with the terms of underlying shareholders agreement and will be settled in cash. As at the acquisition date, the Company has recorded a financial liability for the estimated present value of its gross obligation to purchase the non-controlling interest with a corresponding adjustment to equity. The fair value of the financial liability is estimated as per the terms of shareholders agreement and the undiscounted fair value of the financial liability is ₹ 5,176 as at the date of acquisition. Considering the discount rate of 5.87%, the discounted fair value of the financial liability is ₹ 4,238.

The pro-forma effects of acquisition of Aggne for the year ended March 31, 2024, on the Company’s revenues and profits were not material.

Summary of acquisitions during the year ended March 31, 2025:

During the year ended March 31, 2025, the Company completed a business combination by acquiring a 100% equity interest in Applied Value Technologies, Inc. and Applied Value Technologies B.V., which was consummated on December 16, 2024. The Company has also acquired a 100% equity interest in Applied Value Technologies Pte Limited (together with Applied Value Technologies, Inc. and Applied Value Technologies B.V., “AVT”), which was consummated on January 3, 2025. AVT helps enterprises transform IT operations through a highly customized and data-driven approach. AVT will augment Wipro’s existing application services capabilities, helping drive new growth opportunities. The total consideration (upfront cash to acquire control, deferred consideration and contingent consideration) for the acquisition is ₹ 2,836. During the year ended March 31, 2026, the Company finalized the purchase price allocation as set for the below:

The following table presents the purchase price allocation:

Net assets	₹	166
Fair value of property, plant and equipment		9
Fair value of customer-related intangibles		1,896
Deferred tax liabilities on intangible assets		(566)
Total identifiable assets	₹	1,505
Goodwill		1,331
Total purchase price	₹	2,836

Net Assets include:
Cash and cash equivalents	₹	113
Fair value of acquired trade receivables included in net assets		215
Gross contractual amount of acquired trade receivables		215
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	45

The goodwill of ₹ 1,331 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes.

The total consideration for AVT included a deferred consideration of ₹ 264, which was payable within six months from the consummation date and was subsequently settled.

The total consideration of AVT includes a contingent consideration linked to achievement of revenues and earnings over a period of 3 years ending December 31, 2027, and range of contingent consideration payable is between ₹ Nil and ₹ 2,122. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is ₹ 2,122 as at the date of acquisition. The discounted fair value of contingent consideration of ₹ 1,537 is recorded as part of purchase price allocation.

The pro-forma effects of the acquisition of AVT for the year ended March 31, 2025 on the Company’s revenues and profits were not material.

Summary of acquisitions during the year ended March 31, 2026:

During the year ended March 31, 2026, the Company completed a business combination by acquiring 100% equity interest in Digital Transformation Solutions unit of Harman International Inc. which is Harman Connected Services Inc. and its subsidiaries and certain other assets (together, “DTS”), a global provider of Engineering, Research and Development (“ER&D”) services and IT services. The acquisition was consummated on December 1, 2025, for total cash consideration of ₹ 34,044.

Net assets	₹	2,996
Fair value of property, plant and equipment		383
Fair value of right-of-use assets		1,062
Fair value of customer-related intangibles		5,644
Fair value of marketing-related intangibles		1,109
Deferred tax liabilities on intangible assets		(1,915)
Total identifiable assets	₹	9,279
Goodwill		24,765
Total purchase price	₹	34,044

Net Assets include:
Cash and cash equivalents	₹	8,011
Fair value of acquired trade receivables included in net assets		3,066
Gross contractual amount of acquired trade receivables		3,225
Less: Allowance for lifetime expected credit loss		(159)

Amount included in general and administrative expenses:
Transaction costs	₹	230

The above purchase price allocation for DTS is provisional and will be finalized as soon as practicable within the measurement period, but in no event later than one year following the date of acquisition.

The goodwill of ₹ 24,765 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes.

The pro-forma effects of acquisition of DTS for the year ended March 31, 2026, on the Company’s results were not material.